LIABILITIES TO BANKS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2014
Liabilities To Banks and Others [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
a.	Composition:

	December 31, 2014	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
	Interest rate		December 31, 2014			December 31, 2013
	%

	2.9-5.9	NIS - Unlinked	$134,329	$26,127	$108,202	$60,578

	Libor + 3.5%	USD -Unlinked	-	-	-	1,849

		Other	-	-	-	20

Total			$134,329	$26,127	$108,202	$62,447

Schedule of Maturities of Long-term Debt [Table Text Block]
b.	Maturity dates:

	December 31,
	2013	2014

First year (current maturities)	$24,050	$26,127
Second year	22,829	31,512
Third year	16,860	28,393
Fourth year	13,116	22,631
Fifth year and thereafter	9,642	25,666

Total	$86,497	$134,329